UNITED
                    INTERNATIONAL
                    GROWTH FUND,
                    INC.

                    SEMIANNUAL
                    REPORT
                    ------------------------------------------
                    For the six months ended December 31, 1997

This report is submitted for the general information of the shareholders of United International Growth Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United International Growth Fund, Inc. current prospectus.

PRESIDENT'S LETTER
DECEMBER 31, 1997



Dear Shareholder:

As Waddell & Reed celebrates its 60th anniversary in the financial services industry, I would like to thank you for your continued confidence in our products and services. Since we opened our doors in 1937, our goal has been and continues to be to provide the best service possible to our shareholders. This commitment is reflected in every area of our organization: starting with your financial advisor and continuing with our investment management and customer service people of our affiliated companies.

Your confidence in the success of the products and services offered by Waddell & Reed and its affiliates is reflected in the growth the Funds have experienced over our 60 years. Total mutual fund assets under management reached the $1 billion mark in 1961, and over the $5 billion mark in 1985. As of December 31, 1997, mutual fund assets under management totaled more than $20.8 billion.

We look forward to helping you meet the financial goals that are important to you, now and for many years to come. Should you have any questions about your account or other financial issues that are important to you, contact your financial advisor or your local Waddell & Reed office. They're ready to help you make the most of your financial future.

Respectfully,
Keith A. Tucker
President

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
UNITED INTERNATIONAL GROWTH FUND, INC.

PORTFOLIO STRATEGY:
Normally at least 80% in    OBJECTIVE: Long-term appreciation of
foreign securities.  Not               capital with realization
more than 75% in securities            of income as a secondary
in any one country.                    consideration.

Maximum of 15% in currency   STRATEGY: Invests in securities
exchange contracts                     (common stocks and/or
                                       debt securities) issued
Cash Reserves                          by companies or
                                       governments of any
                                       nation.

                                      The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the International Growth Fund from time to time. For more information about the Fund's cash reserves flexibility, please consult the Prospectus.

                           FOUNDED:   1970


      SCHEDULED DIVIDEND FREQUENCY:   SEMIANNUALLY (June and
                                      December)

PERFORMANCE SUMMARY - Class A Shares

            PER SHARE DATA
  For the Six Months Ended December 31, 1997
  ------------------------------------------

  DIVIDEND PAID                  $0.02
                                 =====

  CAPITAL GAINS DISTRIBUTION     $1.78
                                 =====

  NET ASSET VALUE ON
   12/31/97  $9.14 adjusted to:$ 10.92(A)
    6/30/97                      10.61
                                 -----
  CHANGE PER SHARE               $0.31
                                 =====

(A)This number includes the capital gains distribution of $1.78 paid in December 1997 added to the actual net asset value on December 31, 1997.

Past performance is not necessarily indicative of future results.

TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
1-year period ended 12-31-97             10.63%         17.38%
5-year period ended 12-31-97             16.10%         17.48%
10-year period ended 12-31-97            10.34%         10.99%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On December 31, 1997, United International Growth Fund, Inc. had net assets totaling $1,018,094,995 invested in a diversified portfolio of:

         75.06%     Common Stocks
         21.94%     Cash and Cash Equivalents and Open Forward
                     Currency Contracts
          3.00%     Convertible Preferred Stocks


As a shareholder of United International Growth Fund, Inc., for every $100 you had invested on December 31, 1997, your Fund owned $21.94 in cash and cash equivalents and Open Foreign Currency Contracts; the remainder was invested by country and by industry, respectively, as follows:

    $65.86  Europe
     21.94  Cash and Cash Equivalents and Open Foreign Currency
              Contracts
      4.06  Scandinavia
      2.61  Pacific Basin
      2.07  United States
      1.86  Mexico
      1.60  South America



    $25.90  Manufacturing
     21.94  Cash and Cash Equivalents and Open Foreign Currency
     18.23  Finance, Insurance and Real Estate
              Contracts
     13.88  Miscellaneous Investing Institutions
      5.74  Transportation, Communication, Electric,
               Gas and Sanitary Services
      5.11  Services
      4.58  Mining
      3.42  Contract Construction
      1.20  Wholesale and Retail Trade


The Manufacturing segment shown above is comprised of the following industries:

  $10.43  Chemicals and Allied Products
    6.97  Electronic and Other Electric Equipment
    2.38  Miscellaneous Manufacturing Industries
    1.53  Printing and Publishing
    1.44  Instruments and Related Products
    1.07  Food and Kindred Products
    1.06  Petroleum and Coal Products
     .60  Industrial Machinery and Equipment
     .27  Fabricated Metal Products
     .15  Furniture and Fixtures

THE INVESTMENTS OF
UNITED INTERNATIONAL GROWTH FUND, INC.
DECEMBER 31, 1997

                                              Shares        Value

COMMON STOCKS
Denmark - 0.70%
 SAS Danmark A/S  ........................   100,000 $  1,459,726
 Thorkild Kristensen  ....................    66,450    5,688,980
   Total .................................              7,148,706

France - 9.17%
 AXA-UAP  ................................   150,000   11,607,291
 Accor S.A.  .............................    60,000   11,156,160
 Air Liquide  ............................    35,000    5,478,382
 Atos SA*  ...............................    15,095    1,946,383
 Compagnie Generale de Geophysique, ADR*     340,000    8,712,500
 Elf Aquitaine S.A.  .....................    94,345   10,973,630
 Societe Generale  .......................   130,000   17,712,937
 Societe Industrielle de Transports
   Automobiles S.A. ......................    42,100    8,044,764
 Suez Lyonnaise des Eaux  ................   160,000   17,706,291
   Total .................................             93,338,338

Germany - 7.24%
 Bayer Group  ............................   292,950   10,944,705
 Depfa Bank  .............................    38,500    2,281,703
 GILDEMEISTER Aktiengesellschaft*  .......    30,000    1,617,835
 Hoechst AG  .............................   625,000   21,890,810
 K&M Mobel AG*  ..........................   175,000    1,498,304
 Siemens AG  .............................   265,000   15,690,499
 VBH Holding AG  .........................   205,000    2,735,309
 VEBA AG  ................................   250,000   17,026,186
   Total .................................             73,685,351

Italy - 5.17%
 Alleanza Assicurazioni  .................   495,500    4,932,586
 Credito Italiano S.p.A.  ................ 3,997,000   12,328,886
 Instituto Nazionale delle Assicurazioni 2,000,000 4,167,373 Istituto Bancario San Paolo di
   Torino S.p.A.* ........................ 1,000,000    9,556,122
 Montedison S.p.A.  ...................... 7,250,000    6,514,136
 Riunione Adriatica di Sicurta S.p.A*  ...   421,500    4,135,157
 Telecom Italia Mobile S.p.A., Risp  ..... 2,500,000   11,026,293
   Total .................................             52,660,553

Japan - 2.61%
 Nintendo Corp., Ltd.  ...................   136,500   13,380,816
 Sankyo Co., Ltd.  .......................   446,000   10,076,201
 Sony Corporation  .......................    35,500    3,153,743
   Total .................................             26,610,760


               See Notes to Schedule of Investments on page   12.

THE INVESTMENTS OF
UNITED INTERNATIONAL GROWTH FUND, INC.
DECEMBER 31, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
Mexico - 1.86%
 Empresas ICA Sociedad Controladora,
   S.A. de C.V., ADS .....................   477,000 $  7,840,449
 Gruma, S.A., Class B*  ..................   936,938    3,716,165
 Grupo Elektra, S.A. de C.V., CPO  ....... 3,000,000    5,242,935
 Grupo Financiero Inbursa, S.A. de
   C.V., Class B .........................   531,168    2,166,017
   Total .................................             18,965,566

Netherlands - 9.84%
 ABN Amro Holding NV  ....................   600,000   11,690,426
 Akzo Nobel N.V.  ........................    62,000   10,691,659
 Benckiser N.V., B Shares*  ..............   338,000   13,988,162
 Fugro N.V.  .............................    39,742    1,211,491
 ING Groep N.V.  .........................   150,000    6,318,749
 Internatio-Muller N.V.  .................   205,000    6,451,438
 Koninklijke Boskalis Westminster N.V.  ..   521,437    9,259,474
 Philips Electronics N.V., N.Y. Shares  ..   270,000   16,335,000
 Royal Dutch Petroleum Company  ..........   200,000   10,837,400
 Stork N.V.  .............................   129,700    4,478,370
 Verenigd Bezit VNU  .....................   315,000    8,887,683
   Total .................................            100,149,852

Norway - 0.66%
 Schibsted AS  ...........................   392,000    6,725,164

Portugal - 1.34%
 Electricidade De Portugal, S.A., ADR*  ..    63,130    2,446,288
 Portugal Telecom, S.A.,
   Ordinary Shares .......................   200,000    9,282,104
 Portugal Telecom, S.A., ADS  ............    41,850    1,966,950
   Total .................................             13,695,342

Spain - 1.34%
 Catalana Occidenta, sociedad Anonimade
   Seguros y Reaseguros ..................    19,200      977,766
 Corporation Financiero Alba, S.A.  ......   120,000   12,639,454
   Total .................................             13,617,220


               See Notes to Schedule of Investments on page   12.

THE INVESTMENTS OF
UNITED INTERNATIONAL GROWTH FUND, INC.
DECEMBER 31, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
Sweden - 2.70%
 Biacore International AB, ADR*  .........   100,000 $    868,700
 Frontec AB, Class B*  ...................   275,000    2,409,817
 Skandia Group Insurance Company Ltd.  ...   512,100   24,180,940
   Total .................................             27,459,457

Switzerland - 12.17%
 Credit Suisse Group, Registered Shares  .   324,500   50,193,005
 Julius Baer Holding AG  .................     1,860    3,449,867
 Novartis AG  ............................    27,001   43,797,392
 SWISS BANK CORPORATION, BASLE  ..........    85,125   26,450,448
   Total .................................            123,890,712

United Kingdom - 18.19%
 Avis Europe plc*  .......................   400,000    1,143,041
 British Petroleum Company p.l.c. (The)  .   563,000    7,445,926
 BTR plc  ................................ 1,925,000    5,832,835
 Corporate Services Group plc  ........... 2,500,000    8,745,250
 Freepages Group plc*  ................... 1,000,000      537,853
 General Electric Company plc  ........... 3,800,000   24,619,725
 GKN plc  ................................   100,000    2,043,022
 Hays plc  ............................... 1,500,000   19,966,267
 Imperial Tobacco  .......................   750,000    4,717,508
 JBA Holdings Plc  .......................   130,000    2,209,715
 Johnson Matthey plc  .................... 1,100,000    9,845,591
 Misys plc  ..............................   703,061   21,245,328
 Rentokil Initial plc  ................... 2,910,000   12,876,313
 Royal and Sun Alliance Insurance
   Group plc ............................. 1,317,500   13,371,856
 Siebe plc  ..............................   700,000   13,783,827
 Vodafone Group Plc  ..................... 3,600,000   26,014,038
 Williams plc  ........................... 2,000,000   10,839,183
   Total .................................            185,237,278

United States - 2.07%
 ESG Re Limited*  ........................    20,000      467,500
 PepsiCo, Inc.  ..........................   300,000   10,931,100
 Transocean Offshore Inc.  ...............   200,000    9,637,400
   Total .................................             21,036,000

TOTAL COMMON STOCKS - 75.06%                         $764,220,299
 (Cost: $650,573,998)


               See Notes to Schedule of Investments on page   12.

THE INVESTMENTS OF
UNITED INTERNATIONAL GROWTH FUND, INC.
DECEMBER 31, 1997
                                              Shares        Value
PREFERRED STOCKS
Brazil - 1.60%
 Telebras S.A., ADR, Convertible  ........   140,000 $ 16,301,180

Germany - 1.40%
 Marschollek, Lautenschlager und
   Partner AG, Convertible ...............    56,190   14,213,849

TOTAL PREFERRED STOCKS - 3.00%                       $ 30,515,029
 (Cost: $20,338,164)
                                                Face
                                           Amount in
                                           Thousands

UNREALIZED GAIN ON OPEN FORWARD CURRENCY CONTRACTS - 0.41%
 Deutsche Marks, 6-4-98 (A)  .............  DM31,682    1,368,884
 Deutsche Marks, 7-29-98 (A) .............  DM42,500      278,561
 French Francs, 6-4-98 (A)  ..............  F241,502    2,550,237
   Total .................................           $  4,197,682

                                           Principal
                                           Amount in
                                           Thousands
SHORT-TERM SECURITIES
Certificate of Deposit - 1.97%
 ABN AMRO Bank N.V.- Chicago,
   5.83%, 1-8-98 .........................    20,000   20,000,029

Commercial Paper
 Chemicals and Allied Products - 1.04%
 Air Products & Chemicals Inc.,
   5.85%, 1-23-98 ........................   $10,645 $ 10,606,944

 Communication - 2.98%
 Ameritech Corp.,
   5.89%, 2-3-98 .........................     4,340    4,316,568
 BellSouth Telecommunications Inc.,
   5.95%, 1-7-98 .........................     4,415    4,410,622
 Dominion Resources Inc.:
   5.9%, 1-12-98 .........................    13,070   13,046,438
   6.05%, 1-14-98 ........................     8,535    8,516,353
   Total .................................             30,289,981

 Depository Institutions - 1.26%
 Toronto-Dominion Holdings USA Inc.,
   5.77%, 1-12-98 ........................     3,620    3,613,618
 UBS Finance (DE) Inc.,
   5.9%, 1-22-98 .........................     9,240    9,208,199
   Total .................................             12,821,817

               See Notes to Schedule of Investments on page   12.

THE INVESTMENTS OF
UNITED INTERNATIONAL GROWTH FUND, INC.
DECEMBER 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Electric, Gas and Sanitary Services - 3.23%
 Baltimore Gas & Electric Co.,
   5.8%, 1-8-98 ..........................  $ 10,295 $ 10,283,390
 Commonwealth Edison Co.,
   6.18%, 1-28-98 ........................     5,585    5,559,113
 Georgia Power Co.,
   5.92%, 1-27-98 ........................    16,735   16,663,449
 Western Resources, Inc.,
   6.0%, 1-14-98 .........................       400      399,133
   Total .................................             32,905,085

 Electronic and Other Electric Equipment - 2.04%
 Cooper Industries Inc.,
   6.0%, 1-23-98 .........................    13,135   13,086,838
 Sony Capital Corp.,
   5.95%, 1-8-98 .........................     7,660    7,651,138
   Total .................................             20,737,976

 Fabricated Metal Products - 0.00%
 Danaher Corporation,
   5.7227%, Master Note ..................         3        3,000

 Food and Kindred Products - 2.77%
 ConAgra Inc.:
   6.35%, 1-9-98 .........................    17,600   17,575,164
   6.0%, 1-15-98 .........................     4,105    4,095,422
 Hercules Inc.,
   6.1%, 1-12-98 .........................     5,000    4,990,680
 Seagram (Joseph E.) & Sons Inc.,
   6.45%, 1-15-98 ........................     1,520    1,516,187
   Total .................................             28,177,453

 General Merchandise Stores - 0.85%
 Dillard Investment Co. Inc.,
   5.95%, 1-12-98 ........................     8,710    8,694,165

 Industrial Machinery and Equipment - 0.26%
 Hewlett-Packard Co.,
   5.68%, 1-5-98 .........................     2,675    2,673,312

 Instruments and Related Products - 0.57%
 Baxter International Inc.,
   6.07%, 1-14-98 ........................     5,780    5,767,331



               See Notes to Schedule of Investments on page   12.

THE INVESTMENTS OF
UNITED INTERNATIONAL GROWTH FUND, INC.
DECEMBER 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Nondepository Institutions - 1.38%
 Caterpillar Financial Services Corp.,
   5.93%, 1-23-98 ........................   $ 2,960 $  2,949,273
 General Electric Capital Corp.,
   5.81%, 1-14-98 ........................     2,000    1,995,804
 Island Finance Puerto Rico Inc.,
   5.72%, 1-30-98 ........................     9,130    9,087,931
   Total .................................             14,033,008

 Petroleum and Coal Products - 0.81%
 BP America Inc.,
   6.2%, 1-21-98 .........................     2,880    2,870,080
 Shell Oil Co.,
   5.95%, 1-14-98 ........................     5,385    5,385,000
   Total .................................              8,255,080

 Security and Commodity Brokers - 1.10%
 Merrill Lynch & Co. Inc.,
   5.81%, 1-16-98 ........................    11,275   11,247,705

 Transportation Equipment - 1.57%
 Echlin Inc.,
   6.03%, 1-16-98 ........................    16,000   15,959,800

 Total Commercial Paper - 19.86%                      202,172,657

TOTAL SHORT-TERM SECURITIES - 21.83%                 $222,172,686
 (Cost: $222,172,686)

                See Notes to Schedule of Investments on page 12.

THE INVESTMENTS OF
UNITED INTERNATIONAL GROWTH FUND, INC.
DECEMBER 31, 1997

                                                            Value

TOTAL INVESTMENT SECURITIES - 100.30%               $1,021,105,696
 (Cost: $893,084,848)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.30%)    (3,010,701)

NET ASSETS - 100.00%                                $1,018,094,995


Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A) Principal amounts are denominated in the indicated foreign currency where applicable (DM - Deutsche Mark, F - French Franc).

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED INTERNATIONAL GROWTH FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

Assets
 Investment securities -- at value (Notes 1 and 3) $1,021,105,696
 Receivables:
   Dividends and interest .........................     2,171,085
   Investment securities sold .....................       991,636
   Fund shares sold ...............................       917,290
 Prepaid insurance premium ........................        24,270
                                                   --------------
    Total assets  ................................. 1,025,209,977
                                                   --------------
Liabilities
 Payable to Fund shareholders ............ ........     5,147,118
 Payable for investment securities purchased  .....     1,060,453
 Accrued service fee (Note 2)  ....................       415,907
 Accrued transfer agency and dividend
   disbursing (Note 2) ............................       220,329
 Due to custodian  ................................        27,771
 Accrued management fee (Note 2)  .................        19,456
 Accrued accounting services fee (Note 2)  ........         8,333
 Other  ...........................................       215,615
                                                   --------------
    Total liabilities  ............................     7,114,982
                                                   --------------
      Total net assets ............................$1,018,094,995
                                                   ==============
Net Assets
 $1.00 par value capital stock
   Capital stock ..................................$  111,378,047
   Additional paid-in capital .....................   740,873,655
 Accumulated undistributed income:
   Accumulated undistributed net investment income        378,640
   Accumulated net realized gain on
    investment transactions  ......................    37,515,198
   Net unrealized appreciation in value
    of investments  ...............................   123,823,166
   Net unrealized appreciation in value of foreign
    currency exchange  ............................     4,126,289
                                                   --------------
    Net assets applicable to outstanding
      units of capital ............................$1,018,094,995
                                                   ==============
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ..........................................        $9.14
 Class Y  ..........................................        $9.14
Capital shares outstanding
 Class A  ..........................................  110,615,070
 Class Y  ..........................................      762,977
Capital shares authorized ..........................  400,000,000


                       See notes to financial statements.

UNITED INTERNATIONAL GROWTH FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended DECEMBER 31, 1997

Investment Income
 Income (Note 1B):
   Interest and amortization .......................    4,062,234
   Dividends (net of foreign withholding
    taxes of $122,396)  ............................  $ 3,484,963
                                                     ------------
    Total income  ..................................    7,547,197
                                                     ------------
 Expenses (Note 2):
   Investment management fee .......................    3,620,528
   Transfer agency and dividend
    disbursing - Class A  ..........................    1,148,727
   Service fee - Class A ...........................      938,347
   Custodian fees ..................................      471,290
   Accounting services fee .........................       50,000
   Audit fees ......................................       11,755
   Legal fees ......................................        7,762
   Shareholder servicing - Class Y .................        6,552
   Other ...........................................      176,843
                                                     ------------
    Total expenses  ................................    6,431,804
                                                     ------------
      Net investment income  .......................    1,115,393
                                                     ------------
Realized and Unrealized Gain (Loss) on
 Investments (Notes 1 and 3)
 Realized net gain on securities  ..................   89,129,656
 Realized net loss on foreign currency
   transactions ....................................     (614,395)
                                                     ------------
   Realized net gain on investments ................   88,515,261
                                                     ------------
 Unrealized depreciation in value of securities
   during the period................................  (55,526,010)
 Unrealized appreciation on open forward currency
   contracts during the period .....................    3,677,845
 Unrealized depreciation in value of foreign
   currency exchange at end of period ..............       (8,456)
                                                     ------------
   Unrealized depreciation on investments ..........  (51,856,621)
                                                     ------------
    Net gain on investments  .......................   36,658,640
                                                     ------------
      Net increase in net assets resulting from
       operations  .................................  $37,774,033
                                                     ============


                       See notes to financial statements.

UNITED INTERNATIONAL GROWTH FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
                                           For the      For the
                                         six months   fiscal year
                                            ended        ended
                                        December 31,   June 30,
                                            1997         1997
Increase in Net Assets                  ------------ ------------
 Operations:
   Net investment income ...............$  1,115,393   $  6,631,203
   Realized net gain on investments ....  88,515,261    130,324,867
   Unrealized appreciation
    (depreciation)  .................... (51,856,621)    50,698,966
                                        ------------   ------------
    Net increase in net assets
      resulting from operations ........  37,774,033    187,655,036
                                        ------------   ------------
 Distributions to shareholders from (Note 1F):*
   Net investment income
    Class A  ...........................  (1,756,686)    (8,099,854)
    Class Y  ...........................     (20,934)       (69,703)
   Realized gains on securities transactions
    Class A  ...........................(164,452,232)   (22,183,965)
    Class Y  ...........................  (1,128,533)      (151,820)
                                        -------------  ------------
                                        (167,358,385)   (30,505,342)
 Capital share transactions:            ------------  ------------
   Proceeds from sale of shares:
    Class A (38,165,157 and 78,212,381
      shares, respectively) ............ 412,419,437    742,537,028
    Class Y (55,813 and 119,762
      shares, respectively) ............     614,456      1,121,845
   Proceeds from reinvestment of dividends
    and/or capital gains distribution:
    Class A (18,199,133 and 3,257,308
      shares, respectively)............. 163,610,228     29,838,300
    Class Y (127,867 and 24,129
      shares, respectively) ............   1,149,525        221,523
   Payments for shares redeemed:
    Class A (37,921,633 and 75,483,507
      shares, respectively) ............(414,629,002)  (721,363,696)
    Class Y (59,234 and 56,814
      shares, respectively) ............    (639,836)      (537,972)
                                        ------------   ------------
      Net increase in net assets resulting
       from capital share transactions   162,524,808     51,817,028
                                        ------------   ------------
       Total increase  .................  32,940,456    208,966,722
Net Assets
 Beginning of period  .................. 985,154,539    776,187,817
                                        ------------   ------------
 End of period  ........................$1,018,094,995 $985,154,539
                                        ============   ============
   Undistributed net investment
    income  ............................    $378,640     $1,655,262
                                            ========     ==========
                 *See "Financial Highlights" on pages 16 - 17.
                       See notes to financial statements.

UNITED INTERNATIONAL GROWTH FUND, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:
                    For the
                        six
                     months    For the fiscal year ended June 30,
                      ended    ----------------------------------
                   12/31/97    1997   1996    1995   1994    1993
                   --------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ........... $10.61   $8.95  $8.68   $8.98  $7.16   $7.10
                     ------  ------  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income ..........    .01     .07    .08     .07    .04     .07
 Net realized and
   unrealized gain on
   investments .....    .32    1.94    .86     .60   2.32     .11
                     ------  ------  -----   -----  -----   -----
Total from investment
 operations   ......    .33    2.01    .94     .67   2.36     .18
                     ------  ------  -----   -----  -----   -----
Less distributions:
 From net investment
   income ..........  (0.02)  (0.09) (0.07)  (0.04) (0.04)  (0.07)
 From capital gains   (1.78)  (0.26) (0.60)  (0.93) (0.50)  (0.05)
                     ------  ------  -----   -----  -----   -----
Total distributions   (1.80)  (0.35) (0.67)  (0.97) (0.54)  (0.12)
                     ------  ------  -----   -----  -----   -----
Net asset value,
 end of period  ....  $9.14  $10.61  $8.95   $8.68  $8.98   $7.16
                      =====  ======  =====   =====  =====   =====
Total return* ......   3.37%  23.03% 11.70%   7.98% 33.31%   2.62%
Net assets, end of
 period (000
 omitted)  .........$1,011,119$978,375$771,252$679,349$572,456$336,382
Ratio of expenses
 to average net
 assets  ...........   1.24%** 1.28%  1.25%   1.25%  1.20%   1.18%
Ratio of net
 investment income
 to average net
 assets  ...........   0.21%** 0.78%  0.89%   0.86%  0.57%   1.07%
Portfolio turnover
 rate  .............  60.14% 109.71% 58.64%  57.45% 83.76%  94.22%
Average commission
 rate paid  ........  $0.0155 $0.0219

 *Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.
                       See notes to financial statements.

UNITED INTERNATIONAL GROWTH FUND, INC.
FINANCIAL HIGHLIGHTS
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                    For the        For the        For the
                        six         fiscal         period
                     months           year        from 9/27/95*
                      ended          ended        through
                   12/31/97        6/30/97        6/30/96
                   --------        --------       --------
Net asset value,
 beginning of period $10.62          $8.95          $9.21
                     ------         ------         ------
Income from investment
 operations:
 Net investment
   income ..........    .02            .09            .12
 Net realized and
   unrealized gain
   on investments...    .31           1.95            .30
                     ------         ------         ------
Total from investment
 operations ........    .33           2.04            .42
                     ------         ------         ------
Less distributions:
 From net investment
   income...........  (0.03)         (0.11)         (0.08)
 From capital gains   (1.78)         (0.26)         (0.60)
                     ------         ------         ------
Total distributions.  (1.81)         (0.37)         (0.68)
                     ------         ------         ------
Net asset value,
 end of period .....  $9.14         $10.62          $8.95
                      =====         ======         ======
Total return .......   3.41%         23.45%          5.44%
Net assets, end of
 period (000
 omitted)  ......... $6,976         $6,780         $4,936
Ratio of expenses
 to average net
 assets ............   1.00%**        1.04%          0.98%**
Ratio of net
 investment income
 to average net
 assets ............   0.45%**        1.02%          2.60%**
Portfolio
 turnover rate .....  60.14%        109.71%         58.64%**
Average commission
 rate paid  ........  $0.0155        $0.0219

 *Commencement of operations.
 **Annualized.
                       See notes to financial statements.

UNITED INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997

NOTE 1 -- Significant Accounting Policies

     United International Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is the long-term appreciation of your investment. Realization of income is a secondary goal. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked or closing prices quoted by major dealers in such stocks. Securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Forward foreign currency exchange contracts -- A forward foreign currency exchange contract (Forward Contract) is an obligation to purchase or sell a specific currency at a future date at a fixed price. Forward Contracts are "marked-to-market" daily at the applicable translation rates and the resulting unrealized gains or losses are reflected in the Fund's financial statements. Gains or losses are realized by the Fund at the time the forward contract is extinguished. Contracts may be extinguished by either entry into a closing transaction or by delivery of the currency. Risks may arise from the possibility that the other party will not complete the obligations of the contract and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The Fund uses forward contracts to attempt to reduce the overall risk of its investments.

E. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

F. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .30% of net assets and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $17.8 billion of combined net assets at December 31, 1997) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                   Average
                Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10           $      0
           From $   10 to $   25           $ 10,000
           From $   25 to $   50           $ 20,000
           From $   50 to $  100           $ 30,000
           From $  100 to $  200           $ 40,000
           From $  200 to $  350           $ 50,000
           From $  350 to $  550           $ 60,000
           From $  550 to $  750           $ 70,000
           From $  750 to $1,000           $ 85,000
                $1,000 and Over            $100,000

     For Class A shares, the Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $1,995,935, out of which W&R paid sales commissions of $1,153,631 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $18,192, which are included in other expenses.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Securities Transactions

     Purchases of investment securities, other than short-term securities, aggregated $531,289,396 while proceeds from maturities and sales aggregated $693,988,779. Purchases of short-term securities aggregated $1,193,338,155 while proceeds from maturities and sales aggregated $1,069,753,869. No U.S. Government securities were bought or sold during the period.

     For Federal income tax purposes, cost of investments owned at December 31, 1997 was $893,084,848, resulting in net unrealized appreciation of $123,823,166, of which $143,921,649 related to appreciated securities and $20,098,483 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income of $128,240,009 during its fiscal year ended June 30, 1997, which has been distributed to Fund shareholders.

NOTE 5 -- Multiclass Operations

  On July 4, 1995, the Fund was authorized to offer investors a choice of two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Distribution and Service Plan and have a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United International Growth Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United International Growth Fund, Inc. (the "Fund") as of December 31, 1997, and the related statements of operations for the six-month period then ended and changes in net assets for the six-month period then ended and the year ended June 30, 1997, and the financial highlights for the six-month period then ended and for each of the years in the five-year period ended June 30, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of United International Growth Fund, Inc. as of December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
Kansas City, Missouri
February 6, 1998

                          Shareholder Meeting Results

A special meeting of shareholders of United International Growth Fund, Inc. was held on July 29, 1997. The matters voted upon by the shareholders and the resulting votes for each matter are presented below.

Item 1.        To elect the Board of Directors;
                                                        Broker
                                     For    Withheld Non-Votes*
      Henry L. Bellmon        47,154,681   1,295,581         0
      Dodds I. Buchanan       47,280,884   1,169,378         0
      James M. Concannon      47,268,665   1,181,597         0
      John A. Dillingham      47,266,059   1,184,203         0
      Linda Graves            47,209,812   1,240,450         0
      John F. Hayes           47,178,031   1,272,231         0
      Glendon E. Johnson      47,159,936   1,290,326         0
      William T. Morgan       47,260,649   1,189,613         0
      Ronald K. Richey        47,244,450   1,205,812         0
      William L. Rogers       47,231,171   1,219,091         0
      Frank J. Ross, Jr.      47,277,187   1,173,075         0
      Eleanor B. Schwartz     47,244,857   1,205,405         0
      Keith A. Tucker         47,272,429   1,177,833         0
      Frederick Vogel III     47,274,461   1,175,801         0
      Paul S. Wise            47,196,126   1,254,136         0

Item 2. To ratify the selection of Deloitte & Touche LLP as the Fund's independent accountants for its current fiscal year;
                                            Broker
                 For   Against   Abstain Non-Votes*
          45,790,959   303,619 2,355,684         0

Item 3. To approve or disapprove changes to certain of its fundamental investment policies and restrictions:

       3.1  Elimination of Fundamental Restriction Regarding Restricted
            Securities
                                            Broker
                 For   Against   Abstain Non-Votes*
          43,456,173 1,299,142 3,608,712    86,235

       3.2 Modification of Fundamental Restriction Regarding Diversification of Assets
                                            Broker
                 For   Against   Abstain Non-Votes*
          43,454,590 1,300,725 3,608,712    86,235

       3.3 Modification and/or Elimination of Fundamental Restrictions Regarding Options, Commodities, Forward Contracts and/or Futures Contracts
                                            Broker
                 For   Against   Abstain Non-Votes*
          43,346,334 1,407,379 3,610,314    86,235

       3.4 Elimination of Fundamental Restriction Regarding Mortgaging or Pledging Securities
                                            Broker
                 For   Against   Abstain Non-Votes*
          43,401,379 1,353,936 3,608,712    86,235

       3.5 Modification of Fundamental Restriction Regarding Margin Purchases of Securities
                                            Broker
                 For   Against   Abstain Non-Votes*
          43,399,806 1,352,495 3,611,726    86,235

       3.6 Modification of Fundamental Restriction Regarding Short Sales of Securities
                                            Broker
                 For   Against   Abstain Non-Votes*
          43,423,280 1,332,035 3,608,712    86,235

       3.7  Elimination of Fundamental Restriction Regarding Foreign Currencies
                                            Broker
                 For   Against   Abstain Non-Votes*
          43,456,233 1,299,082 3,608,712    86,235

       3.8 Elimination of Fundamental Restriction Regarding Investment in Warrants and Rights
                                            Broker
                 For   Against   Abstain Non-Votes*
          43,458,768 1,296,547 3,608,712    86,235

       3.9 Elimination of Fundamental Restriction Regarding Purchasing Call Options
                                            Broker
                 For   Against   Abstain Non-Votes*
          43,428,369 1,326,166 3,609,492    86,235

       3.10 Elimination of Fundamental Restriction Regarding Arbitrage Transactions
                                            Broker
                 For   Against   Abstain Non-Votes*
          43,432,513 1,321,207 3,610,307    86,235

       3.11 Elimination of Fundamental Restriction Regarding Investments in Issuers Whose Securities are Owned by Certain Persons
                                            Broker
                 For   Against   Abstain Non-Votes*
          43,451,793 1,303,522 3,608,712    86,235

       3.12 Modification of Fundamental Policy Regarding Loans
                                            Broker
                 For   Against   Abstain Non-Votes*
          43,479,802 1,274,698 3,609,527    86,235

Item 4. To amend the terms of the service plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.
                                            Broker
                 For   Against   Abstain Non-Votes*
          41,596,780 1,748,299 4,474,200    33,640

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.






DIRECTORS
Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
William L. Rogers, Los Angeles, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona

OFFICERS
Keith A. Tucker, President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Thomas A. Mengel, Vice President
Sharon K. Pappas, Vice President and Secretary
Carl E. Sturgeon, Vice President

THE UNITED GROUP OF MUTUAL FUNDS

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.


















------------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465


Our INTERNET address is:
  http://www.waddell.com


NUR1002SA(12-97)

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